IFRS 7 - Disclosure - Credit Risk - Summary of Credit Quality of Risk-rated Portfolios Exposure (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 756,150	$ 715,622
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	406,903	363,583
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	691,864	663,639
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	351,600	316,610
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	276,817	249,031
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	72,613	65,973
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,239	724
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Default [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	579	257
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Risk Rated Exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	351,248	315,985
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	351,248	315,985
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Strong [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	246	499
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Good [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	85	99
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Satisfactory [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21	25
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Weak [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Default slotted [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Slotted exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	352	625
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate less than ten percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	142,666	128,989
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between ten to twenty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	68,790	63,363
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between twenty six to forty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	110,596	97,494
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between forty six to sixty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	27,733	24,769
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between sixty six to hundred percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,463	1,370
Corporate segment [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	332,731	278,011
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	292,617	244,985
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	104,405
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	70,730
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,239
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Default [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	579
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Risk Rated Exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	176,953
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	176,953
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate less than ten percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,977
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between ten to twenty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	53,740
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between twenty six to forty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	84,497
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between forty six to sixty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	27,381
Corporate segment [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between sixty six to hundred percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,358
Sovereign [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	118,882	91,462
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	105,579	79,415
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	84,721
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	837
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Risk Rated Exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	85,558
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	85,558
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate less than ten percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	75,078
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between ten to twenty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,825
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between twenty six to forty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,582
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between forty six to sixty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9
Sovereign [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between sixty six to hundred percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	64
Banks [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	112,705	119,478
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	110,819	$ 117,578
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	87,691
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,046
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Risk Rated Exposure [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	88,737
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD estimate [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	88,737
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate less than ten percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	57,611
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between ten to twenty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,225
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between twenty six to forty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	22,517
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between forty six to sixty five percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	343
Banks [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | LGD Estimate Between sixty six to hundred percentage [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 41